Net sales	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Net sales	2.1. Net sales
Accounting policies
Nokia accounts for a contract with a customer when the
contract has been approved in writing, which is generally
when both parties are committed to perform their
respective obligations, the rights, including payment terms, regarding the goods and services to be transferred can be
identified, the contract has commercial substance, and
collection of the consideration to which Nokia expects to
be entitled is probable. Management considers only legally
enforceable rights in evaluating the accounting for contracts with customers. As such, frame agreements that do not
create legally enforceable rights and obligations are
accounted for based on the issuance of subsequent legally
binding purchase orders under the frame agreements.
A contract modification or a purchase order is accounted
for as a separate contract if the scope of the contract
increases by additional distinct goods or services, and the
price of the contract increases by an amount that reflects
the standalone selling price of those additional goods or
services. In cases where the additional goods or services
are distinct but not sold at a standalone selling price,
the contract modification is accounted for prospectively.
In cases where the additional goods or services are not
distinct, the modification is accounted for through a
cumulative catch-up adjustment.
Nokia recognizes revenue from contracts with customers
to reflect the transfer of promised goods and services to
customers for amounts that reflect the consideration to
which Nokia expects to be entitled in exchange for those
goods and services. The consideration may include a
variable amount, which Nokia estimates based on the most
likely amount. Items causing variability include volume
discounts and sales-based or usage-based royalties. Nokia
includes variable consideration into the transaction price
only to the extent that it is highly probable that a significant revenue reversal will not occur. The transaction price also
excludes amounts collected on behalf of third parties.
In cases where the timing of payments provides either the
customer or Nokia with a significant benefit of financing,
the transaction price is adjusted for the effect of financing and the related interest revenue or interest expense
is presented separately from revenue. As a practical expedient,
Nokia does not account for financing components if, at
contract inception, the consideration is expected to be
received within one year before or after the goods or services have been transferred to the customer.
Nokia enters into contracts with customers consisting of any combination of hardware, services and intellectual property.
Hardware and software sold by Nokia includes warranty,
which can either be assurance-type for repair of defects
and replacement of hardware recognized as a centralized
warranty provision, or service-type for scope beyond the
repair of defects or for a time period beyond the standard
assurance-type warranty period and considered as a
separate performance obligation within the context of
the contract.
The associated revenue recognized for such contracts
depends on the nature of the underlying goods and services
provided. The promised goods or services in the contract
might include sale of goods, license of intellectual property and grant of options to purchase additional goods or
services that may provide the customer with a material
right. Nokia conducts an assessment at contract inception
to determine which promised goods and services in a
customer contract are distinct and accordingly identified
as performance obligations.
The standalone selling price of each performance obligation
is determined by considering factors such as the price of
the performance obligation if sold on a standalone basis and the expected cost of the performance obligation plus a
reasonable margin when price references are not available.
The portion of the transaction price allocated to each
performance obligation is then recognized when the
revenue recognition criteria for that performance obligation have been met.
Nokia allocates the transaction price to each distinct
performance obligation on the basis of their standalone
selling prices, relative to the overall transaction price. If a standalone selling price is not observable, it is estimated.
The transaction price may include a discount or a variable
amount of consideration that is generally allocated
proportionately to all performance obligations in the
contract unless Nokia has observable evidence that the
entire discount relates to only one or more, but not all,
performance obligations in a contract. The amount of
revenue recognized is the amount allocated to the satisfied
performance obligation based on the relative standalone
selling prices. A performance obligation may be satisfied
at a point in time or over time.
As described in Note 4.5. Trade receivables and other
customer-related balances, Nokia presents its customer
contracts in the statement of financial position as either
a contract asset or a contract liability, depending on
the relationship between Nokia’s performance and
the customer’s payment for each individual contract.
      Sale of products
Nokia manufactures and sells a range of networking
equipment, covering the requirements of network
operators. Revenue for these products is recognized when
control of the products has transferred, the determination
of which may require judgment. Typically, for standard
equipment sales, control transfers upon delivery. For
more complex solutions, control generally transfers
upon acceptance.
In some arrangements, mainly within the Submarine Networks
business which is presented as a discontinued operation and
was sold in 2024, Nokia’s performance does not create an
asset with an alternative use and Nokia recognizes revenue
over time using the output method, which faithfully depicts the manner in which the asset is transferred to the customer as
well as Nokia’s enforceable rights to payment for the work
completed to date, including margin. The output measure
selected by Nokia for each contract may vary depending on
the nature of the contract.
Sale of services
Nokia provides services related to the provision of networking equipment, ranging from managing a customer’s network
and product maintenance services to network installation,
integration and optimization. Revenue for each separate
service performance obligation is recognized as or when the
customer obtains the benefits of Nokia’s performance. Service revenue is recognized over time for managed and maintenance
services, as in these cases Nokia performs throughout a fixed contract term and the customer simultaneously receives and
consumes the benefits as Nokia performs. In some cases,
Nokia performs services that are subject to customer
acceptance where revenue is recognized when the customer
acceptance is obtained.
Sale of intellectual property licenses
Nokia provides its customers with licenses to intellectual
property (IP) owned by Nokia by granting software licenses
and rights to benefit from Nokia’s IP in their products.
When a software license is sold, revenue is recognized
upon delivery or acceptance of the software, as Nokia has
determined that each software release is distinct, and the
license is granted for software as it exists when the control transfers to the customer.
When Nokia grants customers a license to use IP owned by
Nokia, the associated license fee revenue is recognized in
accordance with the substance of the relevant agreements.
In the majority of cases, Nokia retains obligations to
continue to develop and make available to the customer
the latest IP in the licensed assets during the contract term, and therefore revenue is recognized pro rata over the
period during which Nokia is expected to perform.
Recognition of the revenue as pro rata over the term of the
license is considered the most faithful depiction of Nokia’s satisfaction of the performance obligation as the IP being
licensed towards the customer includes new inventions
patented by Nokia that are highly interdependent and
interrelated and created through the course of continuous
research and development (R&D) efforts that are relatively
stable throughout the year. In some contracts, Nokia has
no remaining obligations to perform after granting a license to the initial IP, and licensing fees are non-refundable. In these cases, revenue is recognized at the beginning of the
license term.
Revenue disaggregation
Management has determined that Nokia’s geographic areas
are considered as the primary determinants to depict how
the nature, amount, timing and uncertainty of revenue and
cash flows are affected by economic factors. Nokia’s primary customer base consists of companies that operate on
a country-specific or a regional basis. Although Nokia’s
technology cycle is similar around the world, different countries and regions are inherently in a different stage of that cycle, often influenced by macroeconomic conditions specific to
those countries and regions. In addition to Net sales to external customers by region, the chief operating decision-maker,
as described in Note 2.2. Segment information, also reviews
Net sales by aggregated regions and Net sales by customer
type disclosed in this note.
Each reportable segment, as described in Note 2.2. Segment
information, consists of customers that operate in all
geographic areas. No reportable segment has a specific
revenue concentration in any geographic area other than
Nokia Technologies, which is included within Europe.
Net sales to external customers by region
Net sales to external customers by region are based on the
location of the customer, except for Nokia Technologies IPR
and licensing net sales which are allocated to Europe.

EURm	2024	2023	2022
Americas	6 276	6 779	9 611
Latin America	895	1 046	1 223
North America	5 381	5 733	8 388
APAC	4 549	6 436	5 519
Greater China	1 134	1 303	1 581
India	1 373	2 842	1 290
Rest of APAC	2 042	2 291	2 648
EMEA	8 395	7 923	8 631
Europe	6 362	5 873	6 662
Middle East & Africa	2 033	2 050	1 969
Total	19 220	21 138	23 761
Segment net sales by region

EURm	2024	2023	2022
Network Infrastructure	6 518	6 917	7 897
Americas	2 726	2 813	3 717
APAC	1 426	1 580	1 553
EMEA	2 366	2 524	2 627
Mobile Networks	7 725	9 797	10 671
Americas	2 365	2 618	4 371
APAC	2 461	4 184	3 191
EMEA	2 899	2 995	3 109
Cloud and Network Services	3 022	3 220	3 351
Americas	1 184	1 306	1 368
APAC	649	649	752
EMEA	1 189	1 265	1 231
Nokia Technologies	1 928	1 085	1 595
Group Common and Other(1)	27	119	248
Total	19 220	21 138	23 761
(1)Includes eliminations of inter-segment revenues.
Net sales by customer type

EURm	2024	2023	2022
Communications service providers	15 085	17 652	19 921
Enterprise	2 180	2 282	1 997
Licensees	1 928	1 085	1 595
Other(1)	27	119	248
Total	19 220	21 138	23 761
(1)Includes net sales of Radio Frequency Systems (RFS), which had been managed as a separate entity and was substantially divested in 2024, and certain other items, such as eliminations of inter-segment revenues. RFS net sales also include revenue from communications service providers and enterprise customers.
Order backlog
At 31 December 2024, the aggregate amount of the
transaction price allocated to partially or wholly unsatisfied performance obligations arising from fixed contractual
commitments amounted to EUR 20.0 billion (EUR 22.0 billion
in 2023, of which EUR 1.7 billion related to discontinued
operations sold in 2024). Management has estimated that
these unsatisfied performance obligations will be recognized as revenue as follows:

	2024	2023
Within 1 year	53%	51%
2-3 years	27%	30%
More than 3 years	20%	19%
Total	100%	100%
The estimated timing of the satisfaction of these performance obligations is subject to change owing to factors beyond
Nokia’s control such as customer and network demand,
market conditions and, in some cases, restrictions imposed
by the weather or other factors impacting project logistics.
Revenue recognized in the reporting period from performance
obligations satisfied (or partially satisfied) in previous periods
(for example, due to changes in transaction price) was
not material.